Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings	€ 2,244	€ 2,295	[1]	€ 2,194
Subordinated borrowings [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of subordinated borrowings	2,122	2,035
Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings	1,418	1,442	[2]
Fair value of subordinated borrowings	€ 1,392	1,372
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%
Coupon date	Annually, April 25
Year of issue	2014
Year of maturity	2044
Year of next call	2024
Subordinated borrowings	€ 700	699
EUR 700 million fixed floating subordinated notes [member] | Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%
Coupon date	Annually, April 25
Year of issue	2014
Year of maturity	2044
Year of next call	2024
Subordinated borrowings	€ 700	699
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 11
Year of issue	2018
Year of maturity	2048
Year of next call	2028
Subordinated borrowings	€ 718	743
USD 800 million fixed floating subordinated notes [member] | Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 11
Year of issue	2018
Year of maturity	2048
Year of next call	2028
Subordinated borrowings	€ 718	743
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.10%
Coupon date	Quarterly, March 15
Year of issue	2019
Year of maturity	2049
Year of next call	2024
Subordinated borrowings	€ 826	€ 852

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.